Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

8.Intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2024	48,671	591	49,262
Additions	4,739	—	4,739
Cost at December 31, 2024	53,410	591	54,001
Additions	2,877	—	2,877
Disposals	(916)	—	(916)
Other movements	(4)	—	(4)
Cost at December 31, 2025	55,367	591	55,958
Amortization
Opening amortization at January 1, 2024	(2,528)	(126)	(2,654)
Amortization	(924)	(42)	(966)
Amortization at December 31, 2024	(3,452)	(168)	(3,620)
Amortization	(2,187)	(43)	(2,230)
Impairment loss	(916)	—	(916)
Disposals	916	—	916
Amortization at December 31, 2025	(5,639)	(211)	(5,850)
Net book value at December 31, 2024	49,958	423	50,381
Net book value at December 31, 2025	49,728	380	50,108

The Company develops the Genio system. The Company started amortizing the first-generation Genio system in 2021. The costs incurred for the first generation of the Genio System have been recognized as development assets for a total amount of €11.4 million. No additional costs have been capitalized since July 2020. Following the FDA approval for the Genio system on August 8, 2025, the amortization of the related intangible assets commenced in Q3 2025. Total amortization amounted to €2.2 million for 2025 (2024: €1.0 million) and is included in Research and development expenses. The remaining amortization period of the development assets is 9 years.

The Company continues to incur in 2025 development expenses with regard to the improved second-generation Genio system and clinical trials to obtain additional regulatory approvals in certain countries or to be able to sell the Genio System in certain countries. The total capitalized development expenses amounted to €2.9 million and €4.7 million for 2025 and 2024, respectively. The total amount of capitalization of intangible assets in the consolidated statements of cash flow is higher than the additions due to the tax incentive relating to investments of 2025 amounting to €87,000 (2024: €168,000). The total capitalized cost for the improved second generation and the additional clinical studies amounts to €43.9 million as of December 31, 2025 (2024: €42.0 million). The development of the ongoing R&D projects is expected to be finalized in 2026.

In 2025, the Company discontinued a discrete Research and Development project previously capitalized after concluding that no future economic benefits are expected. The Company recognized an impairment loss of €0.9 million, presented within research and development expense.

In accordance with the accounting principle, the intangible assets are tested annually for impairment during the development period. The Genio system is currently a unique product line developed by the Company and the Company determined that it has two cash generating units, Genio system outside the United States and Genio system launched in the United States, for which a value in use analysis has been performed. Based on the current operating budget as approved by the Board of Directors, the Company’s management prepared cash flow forecasts, which covers a 4-year period and an appropriate extrapolation of cash flows beyond 2029.

We refer to note 6 for more details on the reorganization of the global R&D function.

Growth rates over the forecast period are based on past performance and management’s expectations of market development. Growth rates used to extrapolate cash flows beyond the budget period are consistent with forecasts included in industry reports.

Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Segment-specific risk is incorporated by applying individual beta factors. The beta factors are evaluated annually based on publicly available market data. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax discount rate. The discount rates over the expected term that the assets will generate economic benefits are:

	Outside US	US
Discount rate	13.95%	14.20%

A sensitivity analysis has been performed concluding that a reasonable change in the WACC and/or forecasted growth rate would not lead to an impairment. The carrying amount of these intangibles assets are recoverable.